UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 96.5%
Alabama 0.8%
Alabama, Huntsville-Randolph School, Educational Building Authority Lease Revenue, Randolph School Project, 2.23% *, 2/1/2038, Compass Bank (a)	10,000,000	10,000,000
Daphne, AL, Special Care Facilities Financing Authority Revenue, Accretion-Second Mortgage, Series A, Prerefunded, Zero Coupon, 8/15/2028	24,975,000	24,952,349

		34,952,349
Alaska 4.3%
Alaska, Industrial Development & Export Authority, Revolving Fund, Series A, AMT, 2.3% *, 4/1/2027, State Street Bank & Trust Co. (a)	17,930,000	17,930,000
Alaska, State Housing Finance Corp., Governmental Purpose:

Series A, 2.7% *, 12/1/2030	62,610,000	62,610,000
Series B, 2.7% *, 12/1/2030	75,570,000	75,570,000
Alaska, State Housing Finance Corp., Housing Development, Series D, 2.7% *, 6/1/2037	30,355,000	30,355,000

		186,465,000
Arizona 1.5%
Arizona, Austin Trust, Various States, Salt River Project, Series 2008-1095, 144A, 2.26% *, 1/1/2033	13,500,000	13,500,000
Arizona, Board of Regents, State University System Revenue, Series A, 2.15% *, 7/1/2034, Lloyds TSB Bank PLC (a)	6,500,000	6,500,000
Arizona, Health Facilities Authority Revenue, Banner Health, Series B, 2.1% *, 1/1/2035, Scotiabank (a)	12,500,000	12,500,000
Arizona, Health Facilities Authority Revenue, The Terraces, 2.2% *, 12/1/2037, Sovereign Bank FSB (a)	10,000,000	10,000,000
Arizona, Salt River Project, Agricultural Improvement & Power District, Electric Systems Revenue, Series R-12039, 144A, 2.25% *, 1/1/2035	3,000,000	3,000,000
Arizona, Sports & Tourism Authority Revenue, Multi-Purpose Stadium, 2.22% *, 7/1/2036, Allied Irish Bank PLC (a)	4,000,000	4,000,000
Pinal County, AZ, Electrical District No. 3, Electrical Systems Revenue, Series U-1, 144A, 2.28% *, 10/3/2011	16,995,000	16,995,000

		66,495,000
Arkansas 0.1%
Pocahontas, AR, Industrial Development Revenue, MacLean Esna LP Project, AMT, 2.3% *, 5/1/2015, Northern Trust Co. (a)	2,500,000	2,500,000
California 2.6%
California, Municipal Finance Authority, Multi-Family Housing Revenue, Series 2410, 144A, AMT, 2.39% *, 1/1/2020, JPMorgan Chase Bank (a)	4,135,000	4,135,000
California, Statewide Communities Development, Series 2114, 144A, AMT, 2.32% *, 9/1/2046	5,165,000	5,165,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 2.34% *, 5/15/2016, JPMorgan Chase Bank (a)	10,600,000	10,600,000
Series 2681, 144A, AMT, 2.49% *, 5/15/2018, JPMorgan Chase Bank (a)	14,190,000	14,190,000
Los Angeles, CA, Tax & Revenue Anticipation Notes, 3.0%, 6/30/2009	50,000,000	50,651,253
Los Angeles, CA, Unified School District, Tax & Revenue Anticipation Notes, Series A, 3.0%, 7/30/2009	6,000,000	6,087,179
Peralta, CA, Community College District, Series R-12122, 144A, 2.34% *, 8/1/2037 (b)	3,000,000	3,000,000
Poway, CA, Unified School District, Series R-12224, 144A, 2.69% *, 8/1/2030 (b)	4,000,000	4,000,000
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series 2190, 144A, 2.62% *, 11/1/2031 (b)	8,155,000	8,155,000
University of California Revenues, Series 2169, 144A, 2.43% *, 5/15/2031 (b)	4,500,000	4,500,000

		110,483,432
Colorado 3.2%
Colorado, Austin Trust, Various States, Series 2007-319, 144A, 2.28% *, 6/7/2010, Bank of America NA (a)	16,850,000	16,850,000
Colorado, Centerra Metropolitan District 1 Revenue, Refunding and Improvement, 2.25% *, 12/1/2029, Compass Bank (a)	15,000,000	15,000,000
Colorado, College Investment Revenue, Education Loan, Series I-A, AMT, 2.34% *, 12/1/2042, Lloyds TSB Bank PLC (a)	30,000,000	30,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 2.17% *, 6/1/2038, US Bank NA (a)	16,610,000	16,610,000
Colorado, Educational & Cultural Facilities Authority Revenue, Lutheran Church Extension, 2.44% *, 5/15/2038, Bank of America NA (a)	15,700,000	15,700,000
Colorado, Educational & Cultural Facilities Authority Revenue, Trinity School Project, 2.26% *, 9/1/2026, Branch Banking & Trust (a)	2,000,000	2,000,000
Colorado, Health Facilities Authority Revenue, Bethesda Adult Communities, Series A, 2.2% *, 8/15/2034, LaSalle Bank NA (a)	5,000,000	5,000,000
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series B-4, 2.4% *, 3/1/2023	2,025,000	2,025,000

Colorado, Housing & Finance Authority, Solid Waste Revenue, Waste Management, Inc. Projects, AMT, 2.4% *, 7/1/2027, JPMorgan Chase Bank (a)	14,160,000	14,160,000
Colorado, RBC Municipal Products, Inc. Trust, Various States, Series C-11, 144A, 2.32% *, 12/1/2031, Royal Bank of Canada (a)	17,580,000	17,580,000
Colorado, Regional Transportation District, Sales Tax Revenue, Series R-10117, 144A, 2.28% *, 11/1/2036 (b)	4,395,000	4,395,000

		139,320,000
Delaware 0.3%
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 2.21% *, 5/1/2036, PNC Bank NA (a)	6,490,000	6,490,000
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series C, 2.24% *, 1/1/2016, Citizens Bank of PA (a)	6,515,000	6,515,000

		13,005,000
District of Columbia 1.3%
District of Columbia, Center for Internships & Academic Revenue, 2.26% *, 7/1/2036, Branch Banking & Trust (a)	3,400,000	3,400,000
District of Columbia, Family & Child Services Revenue, 2.2% *, 7/1/2041, Bank of America NA (a)	7,510,000	7,510,000
District of Columbia, General Obligation, Series C, 2.2% *, 6/1/2026, JPMorgan Chase Bank (a)	19,405,000	19,405,000
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Series R-433, 144A, AMT, 2.32% *, 6/1/2038	7,780,000	7,780,000
District of Columbia, John F. Kennedy Center Revenue, 2.25% *, 10/1/2029, Bank of America NA (a)	15,700,000	15,700,000
District of Columbia, Maret School, Inc. Revenue, 2.2% *, 10/1/2033, SunTrust Bank (a)	2,900,000	2,900,000

		56,695,000
Florida 6.4%
Alachua County, FL, Health Facilities Authority Revenue, Shands Teaching Hospital, Series A, 2.17% *, 12/1/2012, SunTrust Bank (a)	1,100,000	1,100,000
Florida, Austin Trust, Various States, Series 2008-1141, 144A, 2.26% *, 10/1/2041 (b)	11,250,000	11,250,000
Florida, BB&T Municipal Trust, Various States, Series 1012, 144A, 2.32% *, 11/1/2024, Branch Banking & Trust (a)	9,900,000	9,900,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 2.33% *, 7/15/2024, Federal National Mortgage Association (a)	19,000,000	19,000,000
Florida, Housing Finance Corp., Multi-Family Revenue, Lakeside North, 2.2% *, 6/1/2034	3,385,000	3,385,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 2.25% *, 10/15/2032	7,720,000	7,720,000
Florida, Housing Finance Corp., Multi-Family Mortgage Revenue, Clear Harbor Apartments, AMT, 2.37% *, 6/15/2042, Citibank NA (a)	5,950,000	5,950,000
Florida, JEA Electric System Revenue, Series 3-D-2, 2.15% *, 10/1/2037	15,300,000	15,300,000
Florida, RBC Municipal Products, Inc. Trust, Various States, Series E-4, 144A, AMT, 2.39% *, 6/1/2010, Royal Bank of Canada (a)	9,995,000	9,995,000
Florida, State Turnpike Authority Revenue, Series 2655, 144A, 2.29% *, 7/1/2015	1,275,000	1,275,000
Florida, Sunshine State, Government Finance Revenue:
1.55%, 8/11/2008	7,309,000	7,309,000
1.55%, 8/12/2008	6,720,000	6,720,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 2.29% *, 3/31/2021, Bank of America NA (a)	10,710,000	10,710,000
Highlands County, FL, Health Facilities Authority Revenue:
Series C, 2.17% *, 11/15/2037, SunTrust Bank (a)	10,000,000	10,000,000
Series B-3, 2.2% *, 11/15/2031, SunTrust Bank (a)	5,000,000	5,000,000
Series B-2, 2.28% *, 11/15/2030, SunTrust Bank (a)	7,220,000	7,220,000
Jacksonville, FL, Transportation Revenue, Series B, 2.18% *, 10/1/2027	13,500,000	13,500,000
Lee County, FL, Airport Revenue, Series 811-X, 144A, AMT, 2.71% *, 10/1/2029 (b)	2,000,000	2,000,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 2.2% *, 10/1/2027, Northern Trust Co. (a)	15,000,000	15,000,000

Leesburg, FL, Hospital Revenue, The Villages Regional Hospital Project, 2.26% *, 7/1/2036, Scotiabank (a)	8,000,000	8,000,000
Miami-Dade County, FL, Aviation Revenue, Series R-11493, 144A, AMT, 2.82% *, 10/1/2017 (b)	10,000,000	10,000,000
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare:
Series A-1, 2.5% *, 10/1/2041 (b)	10,000,000	10,000,000
Series F, 2.15% *, 10/1/2026, SunTrust Bank (a)	5,800,000	5,800,000
Series G, 2.16% *, 10/1/2026, SunTrust Bank (a)	5,500,000	5,500,000
Series E, 2.2% *, 10/1/2026, SunTrust Bank (a)	5,500,000	5,500,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Series 1179, 144A, AMT, 2.44% *, 10/1/2031	8,400,000	8,400,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Laurel Oaks Apartments, Phase I, AMT, 2.34% *, 8/15/2042, SunTrust Bank (a)	10,780,000	10,780,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Laurel Oaks Apartments, Phase II, AMT, 2.34% *, 8/15/2042, SunTrust Bank (a)	8,660,000	8,660,000
Orlando & Orange County, FL, Expressway Authority Revenue, Series B-2, 2.19% *, 7/1/2040, SunTrust Bank (a)	19,000,000	19,000,000
Osceola County, FL, Housing Finance Authority, Multi-Family Revenue, Arrow Ridge Apartments, Series A, AMT, 2.43% *, 10/1/2032	4,200,000	4,200,000
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 2.24% *, 3/1/2034, Northern Trust Co. (a)	4,750,000	4,750,000
Sarasota County, FL, Health Care Facilities Authority Revenue, Bay Village Project, 2.22% *, 12/1/2023, Bank of America NA (a)	3,500,000	3,500,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 2.2% *, 11/1/2034, Allied Irish Bank PLC (a)	8,640,000	8,640,000

		275,064,000
Georgia 3.9%
Atlanta, GA, Development Authority Revenue, Botanical Garden Improvements Project, 2.2% *, 11/1/2029, SunTrust Bank (a)	9,500,000	9,500,000
Atlanta, GA, Water & Wastewater Revenue, Series 2008-050, 144A, 2.26% *, 11/1/2029 (b)	8,505,000	8,505,000
Floyd County, GA, Development Authority Revenue, Berry College, 2.2% *, 6/1/2038, SunTrust Bank (a)	11,000,000	11,000,000
Fulton County, GA, Development Authority Revenue, Doris & Alex Weber School Project, 2.26% *, 12/1/2030, Branch Banking & Trust (a)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Georgia Tech Facilities Project:
Series B, 2.4% *, 6/1/2032, SunTrust Bank (a)	3,400,000	3,400,000
Series A, 2.4% *, 5/1/2037, SunTrust Bank (a)	3,500,000	3,500,000
Fulton County, GA, Development Authority Revenue, Kings Ridge Christian School, 2.26% *, 5/1/2026, Branch Banking & Trust (a)	2,500,000	2,500,000
Fulton County, GA, Development Authority Revenue, Metro Atlanta YMCA Project, 2.17% *, 11/1/2022, SunTrust Bank (a)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Piedmont Healthcare, Inc. Project, 2.2% *, 6/1/2037, SunTrust Bank (a)	9,000,000	9,000,000
Fulton County, GA, Development Authority Revenue, The Lovett School Project, 2.2% *, 4/1/2033, SunTrust Bank (a)	8,000,000	8,000,000
Fulton County, GA, Development Authority Revenue, Woodward Academy, Inc. Project, 2.2% *, 12/1/2033, SunTrust Bank (a)	5,000,000	5,000,000
Georgia, Austin Trust, Various States, Series 2008-3046X, 144A, 2.36% *, 7/1/2037 (b)	6,665,000	6,665,000
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series B, 2.4% *, 9/1/2033	15,550,000	15,550,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 2.23% *, 10/1/2036, Branch Banking & Trust (a)	5,500,000	5,500,000
Georgia, RBC Municipal Products, Inc. Trust, Various States:
Series C-3, 144A, AMT, 2.39% *, 3/1/2016, Royal Bank of Canada (a)	10,000,000	10,000,000
Series C-9, AMT, 2.39% *, 8/1/2016, Royal Bank of Canada (a)	30,495,000	30,495,000
Georgia, Solar Eclipse Funding Trust, Series 2007-0072, 144A, 2.25% *, 6/1/2032, US Bank NA (a)	11,645,000	11,645,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia, 3.8% *, 8/1/2035 (b)	5,000,000	5,000,000

Walker, Dade, & Catoosa Counties, GA, Hospital Authority Revenue, Anticipation Certificates, Hutcheson Medical Center, 2.29% *, 10/1/2028, Regions Bank (a)	11,800,000	11,800,000

		167,060,000
Hawaii 0.6%
ABN AMRO, Munitops Certificates Trust, Series 2004-16, 144A, 2.64% *, 7/1/2012	9,200,000	9,200,000
Hawaii, General Obligation, Series R-4553, 144A, 2.5% *, 5/1/2023 (b)	8,890,000	8,890,000
Honolulu, HI, City & County Wastewater System Revenue, Series R-8092, 144A, 2.74% *, 7/1/2032 (b)	7,700,000	7,700,000

		25,790,000
Idaho 1.7%
Idaho, Housing & Finance Association, Single Family Mortgage:
Series B, AMT, 2.35% *, 7/1/2032	6,785,000	6,785,000
Series A, AMT, 2.35% *, 7/1/2033	2,400,000	2,400,000
"I", Series B, AMT, 2.35% *, 7/1/2033	5,160,000	5,160,000
Idaho, Non-Profit Housing & Finance Association Facilities Revenue, College of Idaho Project, 2.17% *, 7/1/2030, US Bank NA (a)	5,000,000	5,000,000
Idaho, State General Obligation, Tax Anticipation Notes, 3.0%, 6/30/2009	52,500,000	53,102,281

		72,447,281
Illinois 8.1%
ABN AMRO, Munitops Certificates Trust:
Series 2006-36, 144A, 2.36% *, 1/1/2014 (b)	10,995,000	10,995,000
Series 2006-53, 144A, 2.36% *, 7/1/2014 (b)	12,000,000	12,000,000
Series 2006-68, 144A, AMT, 2.42% *, 9/20/2012	6,890,000	6,890,000
Series 2004-47, 144A, 2.64% *, 11/15/2012 (b)	18,360,000	18,360,000
Aurora, IL, Single Family Mortgage Revenue, Series C55, 144A, AMT, 2.59% *, 6/1/2045	12,985,000	12,985,000
Channahon, IL, Morris Hospital Revenue:
Series B, 2.2% *, 12/1/2032, US Bank NA (a)	3,800,000	3,800,000
Series C, 2.2% *, 12/1/2032, US Bank NA (a)	5,580,000	5,580,000
Chicago, IL, Board of Education, Series 2391, 144A, 2.44% *, 12/1/2015 (b)	4,470,000	4,470,000
Chicago, IL, De La Salle Institute Project Revenue, 2.37% *, 4/1/2027, Fifth Third Bank (a)	4,696,000	4,696,000
Chicago, IL, General Obligation, Series R-12217, 144A, 2.4% *, 1/1/2017 (b)	2,050,000	2,050,000
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago:
Series R-11283, 144A, 2.24% *, 12/1/2021	2,390,000	2,390,000
Series 2008-051, 144A, 2.26% *, 12/1/2028	5,390,000	5,390,000
Series 2008-052, 144A, 2.26% *, 12/1/2035	8,395,000	8,395,000
Chicago, IL, Solar Eclipse Funding Trust, Series 2006-0003, 144A, 2.34% *, 1/1/2026 (b)	9,265,000	9,265,000
Chicago, IL, Tender Notes, 3.2% *, 2/20/2009, Harris NA (a)	6,650,000	6,650,000
Cook County, IL, Catholic Theological Union Project Revenue, 2.21% *, 2/1/2035, Harris Trust & Savings Bank (a)	6,000,000	6,000,000
Cook County, IL, Sales Tax Anticipation Notes, 3.0%, 8/3/2009	17,500,000	17,745,162
Hillside, IL, Economic Development Revenue, L&J Technologies Project, AMT, 2.3% *, 7/1/2024, Northern Trust Co. (a)	3,420,000	3,420,000
Illinois, Austin Trust, Various States, Series 2007-2014, 144A, 2.36% *, 6/1/2034 (b)	17,695,000	17,695,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 3.45% *, 4/1/2020, Bank One NA (a)	1,880,000	1,880,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw, Tretam & Co. Project, AMT, 2.4% *, 8/1/2027, LaSalle Bank NA (a)	3,370,000	3,370,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 2.4% *, 8/1/2019, LaSalle Bank NA (a)	3,500,000	3,500,000
Illinois, Educational Facilities Authority Revenues, University of Chicago:
Series B-1, 1.85%, 7/1/2036	8,100,000	8,100,000
Series B-2, 1.85%, 7/1/2036	8,600,000	8,600,000
Illinois, Finance Authority Pollution Control Revenue, Commonwealth Edison Co., Series D, 2.17% *, 3/1/2020, SunTrust Bank (a)	10,000,000	10,000,000
Illinois, Finance Authority, Student Housing Revenue, Dekalb LLC Project, Series A, 2.31% *, 7/1/2038, Sovereign Bank FSB (a)	4,500,000	4,500,000

Illinois, Finance Authority Revenue, “A”, 144A, 2.25% *, 12/1/2042	8,565,000	8,565,000
Illinois, Finance Authority Revenue, Clare Oaks:
Series C, 2.21% *, 11/1/2040, Sovereign Bank FSB (a)	5,000,000	5,000,000
Series D, 2.21% *, 11/1/2040, Sovereign Bank FSB (a)	6,610,000	6,610,000
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series B, 2.25% *, 8/15/2038, Allied Irish Bank PLC (a)	7,500,000	7,500,000
Illinois, Housing Development Authority Revenue, Homeowner Mortgage, Series H-2, AMT, 3.48% *, 2/1/2039	10,430,000	10,430,000
Illinois, Munitops II Trust, Series 2007-29, 144A, 2.64% *, 6/1/2027 (b)	16,200,000	16,200,000
Illinois, Sales Tax Revenue, Series R-4516, 144A, 2.24% *, 6/15/2023	8,840,000	8,840,000
Illinois, State General Obligation:
Series PT-3524, 2.24% *, 1/1/2020	10,455,000	10,455,000
Series R-11295, 144A, 2.24% *, 1/1/2027	2,995,000	2,995,000
Illinois, University of Illinois Revenue, "A", 144A, 2.51% *, 4/1/2035 (b)	14,300,000	14,300,000
Justice, IL, Multi-Family Housing Revenue, Candlewood Apartments Project, AMT, 2.4% *, 1/15/2033	10,700,000	10,700,000
Kane County, IL, Geneva Community Unit School District No. 304:
Series 1968, 144A, 2.59% *, 7/1/2021(b)	4,470,000	4,470,000
Series 2272, 144A, 2.79% *, 1/1/2015(b)	7,780,000	7,780,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 2.3% *, 1/1/2015, Northern Trust Co. (a)	6,500,000	6,500,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 2.37% *, 4/1/2042, Wells Fargo Bank NA (a)	28,000,000	28,000,000

		347,071,162
Indiana 2.4%
Columbia City, IN, Economic Development Revenue, Precision Plastics Project, AMT, 2.3% *, 11/30/2017, Northern Trust Co. (a)	2,200,000	2,200,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Greenwood Village South Project, Series A, 2.21% *, 5/1/2036, Sovereign Bank FSB (a)	9,345,000	9,345,000
Indiana, Health Facility Financing Authority Revenue, Clark Memorial Hospital, Series A, 2.35% *, 4/1/2024, Bank One NA (a)	2,000,000	2,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 2.4% *, 6/1/2022, LaSalle Bank NA (a)	4,900,000	4,900,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Red Gold, Inc. Project, Series A, 2.52% *, 6/30/2009, Harris Trust and Savings Bank (a)	3,700,000	3,700,000
Indiana, State Finance Authority Revenue, Lease Appropriation:
Series A, 2.05% *, 2/1/2035	27,500,000	27,500,000
Series A-4, 2.1% *, 2/1/2035	18,000,000	18,000,000
Series A-5, 2.1% *, 2/1/2035	15,000,000	15,000,000
Indianapolis, IN, Apartment Authority Revenue, 1.67%, 8/5/2008	12,000,000	12,000,000
Terre Haute, IN, Westminster Village Revenue, Series A, 2.21% *, 8/1/2036, Sovereign Bank FSB (a)	9,245,000	9,245,000

		103,890,000
Iowa 1.0%
Iowa, Finance Authority, Multi-Family Revenue, Housing Windsor on River, Series A, AMT, 2.38% *, 5/1/2042, Wells Fargo Bank NA (a)	17,000,000	17,000,000
Iowa, Finance Authority, Private College Revenue, Drake University Project, 2.22% *, 4/1/2031, Wells Fargo Bank NA (a)	2,100,000	2,100,000
Iowa, Finance Authority, Student Housing Revenue, Des Moines LLC Project, Series A, 2.22% *, 6/1/2039, Citibank NA (a)	10,000,000	10,000,000
Iowa, Higher Education Loan Authority Revenue, Private College Facility, Grinnell College, 2.16% *, 12/1/2011	12,500,000	12,500,000

		41,600,000
Kansas 0.4%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 2.44% *, 12/1/2036, Marshall & Ilsley (a)	3,650,000	3,650,000

Lenexa, KS, Series 2007-302, 144A, 2.28% *, 2/1/2012	12,495,000	12,495,000

		16,145,000
Kentucky 1.5%
Kentucky, Asset/Liability Commission, General Fund Revenue, Tax Anticipation Notes, Series A, 3.0%, 6/25/2009	53,000,000	53,570,912
Kentucky, Housing Corp. Revenue, Series F, AMT, 2.4% *, 7/1/2029	5,650,000	5,650,000
Kentucky, State Property & Buildings Commission Revenues, Series R-8094, 144A, 2.39% *, 11/1/2025 (b)	5,000,000	5,000,000
Somerset, KY, Blakley Family YMCA, Inc. Revenue, 2.19% *, 4/1/2015, Fifth Third Bank (a)	2,115,000	2,115,000

		66,335,912
Louisiana 1.6%
Louisiana, Local Government Environmental Facilities & Community Development Authority Revenue, Downreit, Inc., Series B, 2.27% *, 10/1/2037, ABN AMRO Bank NV (a)	10,635,000	10,635,000
Louisiana, Public Facilities Authority Revenue, Series 2006-153, 144A, 2.32% *, 7/1/2034	2,500,000	2,500,000
Louisiana, St. Tammany Parish Development District Revenue, 2.2% *, 7/1/2038, SunTrust Bank (a)	2,000,000	2,000,000
Louisiana, State Gas & Fuels Tax Revenue, "A", 144A, 2.4% *, 5/1/2036 (b)	5,000,000	5,000,000
Louisiana, State Municipal Natural Gas Purchasing & District Authority, Series 1411Q, 144A, 2.29% *, 3/15/2014, JPMorgan Chase & Co. (a)	50,900,000	50,900,000

		71,035,000
Maine 0.2%
Maine, State Housing Authority Mortgage Purchase:
Series G, AMT, 2.35% *, 11/15/2037	5,000,000	5,000,000
Series B, AMT, 2.37% *, 11/15/2041	5,000,000	5,000,000

		10,000,000
Maryland 1.3%
Baltimore County, MD, General Obligation, 1.7%, 9/8/2008	25,900,000	25,900,000
Baltimore, MD, Municipal Securities Trust Receipts, SGA 152, "A", 144A, 2.45% *, 7/1/2020, Societe Generale (a)	10,000,000	10,000,000
Chestertown, MD, Economic Development Project Revenue, Washington College, Series A, 2.26% *, 3/1/2038, RBS Citizens NA (a)	7,000,000	7,000,000
Maryland, State Economic Development Corp. Revenue, YMCA Central Maryland Project, 2.26% *, 4/1/2031, Branch Banking & Trust (a)	3,850,000	3,850,000
Maryland, State Economic Development Corp. Revenue, Howard Hughes Medical Institute, Series A, 2.1% *, 2/15/2043	4,500,000	4,500,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Sheppard Pratt, Series B, 2.2% *, 7/1/2028, SunTrust Bank (a)	6,895,000	6,895,000

		58,145,000
Massachusetts 3.2%
Massachusetts, Macon Trust, Various States:
Series 2007-310, 144A, 2.28% *, 6/15/2012, Bank of America NA (a)	4,250,000	4,250,000
Series 2007-343, 144A, 2.4% *, 12/1/2012, Bank of America NA (a)	23,088,000	23,088,000
Massachusetts, State Development Finance Agency Revenue, Series R-11286, 2.24% *, 7/1/2038	3,995,000	3,995,000
Massachusetts, State Development Finance Agency Revenue, Charles River School, 2.27% *, 5/1/2037, Citizens Bank of MA (a)	5,000,000	5,000,000
Massachusetts, State Development Finance Agency Revenue, Clark University, 2.4% *, 10/1/2038, TD Banknorth NA (a)	5,000,000	5,000,000
Massachusetts, State Development Finance Agency Revenue, Governor Dummer Academy, 2.21% *, 8/1/2036, Citizens Bank of MA (a)	3,000,000	3,000,000
Massachusetts, State Development Finance Agency Revenue, Tabor Academy, Series A, 2.21% *, 12/1/2036, Citizens Bank of MA (a)	7,670,000	7,670,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 2.24% *, 4/1/2038, TD Banknorth NA (a)	5,400,000	5,400,000

Massachusetts, State Development Finance Agency Revenue, Wentworth Institute, 2.21% *, 10/1/2030, RBS Citizens NA (a)	10,000,000	10,000,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 2.21% *, 9/1/2041, TD Banknorth NA (a)	5,775,000	5,775,000
Massachusetts, State General Obligation, Series 2648, 144A, 2.44% *, 8/1/2015 (b)	1,850,000	1,850,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Amherst College, Series H, 2.63% *, 11/1/2033	12,750,000	12,750,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series U, 2.1% *, 10/1/2022, JPMorgan Chase Bank (a)	10,150,000	10,150,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University, Series G, 1.95% *, 2/15/2026	3,000,000	3,000,000
Massachusetts, State Industrial Finance Agency Revenue, Groton School Issue, Series B, 2.21% *, 3/1/2028	8,710,000	8,710,000
Massachusetts, State Water Resources Authority, Series DCL 014, 144A, 2.39% *, 8/1/2022 (b)	11,890,000	11,890,000
Massachusetts, University Building Authority Project Revenue, Series 1, 1.95% *, 5/1/2038, Lloyds TSB Bank PLC (a)	16,000,000	16,000,000

		137,528,000
Michigan 2.8%
Detroit, MI, City School District, Series DC-8032, 144A, 2.41% *, 5/1/2029 (b)	5,790,000	5,790,000
Detroit, MI, Sewer Disposal Revenue, Series B, 2.4% *, 7/1/2033 (b)	20,000,000	20,000,000
Eastern Michigan University Revenues, 2.2% *, 6/1/2036, Dexia Credit Local (a)	13,000,000	13,000,000
Forest Hills, MI, Public Schools, Series 1791, 144A, 2.29% *, 5/1/2009	10,325,000	10,325,000
Michigan, RBC Municipal Products, Inc. Trust, Various States, Series L-25, 144A, AMT, 2.49% *, 9/1/2033, Royal Bank of Canada (a)	66,745,000	66,745,000
Wayne, MI, State University Revenues, Series 2669Z, 144A, 2.59% *, 5/15/2016 (b)	4,995,000	4,995,000

		120,855,000
Minnesota 2.3%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project, AMT:
2.4% *, 11/1/2017, US Bank NA (a)	3,625,000	3,625,000
2.4% *, 11/1/2027, US Bank NA (a)	5,000,000	5,000,000
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority, Allina Health Care System Revenue, Series C-2, 2.16% *, 11/15/2034, Wells Fargo Bank NA (a)	10,000,000	10,000,000
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority, Health Care System Revenue, Children's Hospital and Clinics:
Series A, 2.37% *, 8/15/2034 (b)	7,100,000	7,100,000
Series A, 2.37% *, 8/15/2037 (b)	13,800,000	13,800,000
Series A-II, 2.37% *, 8/15/2037 (b)	24,800,000	24,800,000
Series B, 2.37% *, 8/15/2025 (b)	5,600,000	5,600,000
Minnesota, State General Obligation:
Series R-4065, 144A, 2.24% *, 8/1/2023	3,825,000	3,825,000
5.0%, 8/1/2008	5,000,000	5,000,000
Robbinsdale, MN, North Memorial Health Care Revenue, Series A-2, 2.22% *, 5/1/2033, Wells Fargo Bank NA (a)	7,500,000	7,500,000
University of Minnesota, Series A, 2.23% *, 1/1/2034	5,600,000	5,600,000
University of Minnesota, Special Purpose Revenue, Series 2487, 144A, 2.26% *, 8/1/2029	6,155,000	6,155,000

		98,005,000
Missouri 0.8%
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 2.3% *, 3/1/2030, American National Bank & Trust (a)	12,000,000	12,000,000
Missouri, State Health & Educational Facilities Authority Revenue, Series 2657, 144A, 2.29% *, 1/15/2015	2,300,000	2,300,000
Missouri, State Health & Educational Facilities Authority Revenue, Rockhurst High School, 2.25% *, 9/1/2027, Allied Irish Bank PLC (a)	4,640,000	4,640,000
Platte County, MO, Industrial Development Authority Industrial Revenue, Complete Home Concepts, Series A, AMT, 2.39% *, 1/1/2039, Columbian Bank (a)	6,800,000	6,800,000
Springfield, MO, Industrial Development Authority Revenue, Abec, Inc. Project, AMT, 2.47% *, 6/1/2028, US Bank NA (a)	3,200,000	3,200,000

St Louis, MO, Airport Revenue, Series 004, 144A, 3.2% *, 7/1/2026 (b)	4,315,000	4,315,000

		33,255,000
Nebraska 0.3%
Nebraska, Investment Finance Authority, Single Family Housing Revenue:
Series B, AMT, 2.35% *, 9/1/2034	4,755,000	4,755,000
Series E, AMT, 2.35% *, 9/1/2034	4,080,000	4,080,000
Omaha, NE, Public Power District Electric Revenue, Series R-11291, 144A, 2.24% *, 2/1/2034	2,495,000	2,495,000

		11,330,000
Nevada 1.4%
Clark County, NV, Airport Revenue, Series D-3, 2.16% *, 7/1/2029, Byerische Landesbank (a)	14,350,000	14,350,000
Clark County, NV, School District, Series B, 5.0%, 6/15/2009 (b)	7,000,000	7,192,540
Clark County, NV, Water Reclamation District, Series 2295, 144A, 2.64% *, 7/1/2015 (b)	4,810,000	4,810,000
Nevada, Housing Division Single Family Mortgage Revenue:
Series A, AMT, 2.35% *, 10/1/2039	14,700,000	14,700,000
Series B, AMT, 2.35% *, 4/1/2042	8,000,000	8,000,000
Nevada, Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 2.35% *, 10/15/2032	4,400,000	4,400,000
Nevada, State Director Department of Business & Industry, Nevada Cancer Institute Project, 2.2% *, 12/1/2033, Bank of America NA (a)	7,450,000	7,450,000

		60,902,540
New Hampshire 1.4%
New Hampshire, Health & Education Facilities Authority Revenue, Currier Museum of Art, 2.27% *, 8/1/2036, Citizens Bank of NH (a)	11,000,000	11,000,000
New Hampshire, Health & Education Facilities Authority Revenue, Dartmouth College Issue, 2.18% *, 6/1/2032	2,100,000	2,100,000
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood Heritage Heights, Series B, 2.0% *, 1/1/2030, Citizens Bank of NH (a)	6,360,000	6,360,000
New Hampshire, Health & Education Facilities Authority Revenue, Kendal at Hanover, Series B, 2.27% *, 10/1/2030, RBS Citizens NA (a)	13,895,000	13,895,000
New Hampshire, Higher Educational & Health Facilities Authority Revenue, Greater Manchester YMCA, 2.29% *, 10/1/2028, RBS Citizens NA (a)	3,800,000	3,800,000
New Hampshire, State Business Finance Authority Revenue, Valley Regional Hospital, 2.29% *, 10/1/2040, Citizens Bank of RI (a)	23,260,000	23,260,000

		60,415,000
New Jersey 0.1%
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 2.34% *, 4/1/2026, National Bank of Canada (a)	2,960,000	2,960,000
New Mexico 0.7%
Bernalillo County, NM, Gross Receipts Tax Revenue, Series 2004-B, 144A, 2.64% *, 4/1/2027	10,320,000	10,320,000
University of New Mexico Revenues, 2.23% *, 6/1/2026	19,480,000	19,480,000

		29,800,000
New York 1.9%
Erie County, NY, Industrial Development Agency, School Facility Revenue, Series 2946, 144A, 2.44% *, 11/1/2012 (b)	2,000,000	2,000,000
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement, Amsterdam at Harborside, Series C, 2.05% *, 1/1/2028, LaSalle Bank NA (a)	7,550,000	7,550,000
New York, Austin Trust, Various States, Series 2008-1064, 144A, 2.23% *, 6/1/2032	3,800,000	3,800,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane, Series A, 2.15% *, 5/15/2037	8,000,000	8,000,000
New York, State Housing Finance Agency Revenue, 600 West 42nd Street, Series A, AMT, 2.4% *, 11/1/2041, Bank of New York (a)	50,000,000	50,000,000
New York City, NY, Transitional Finance Authority, Series 2-E, 2.05% *, 11/1/2022	8,370,000	8,370,000

		79,720,000

North Carolina 3.1%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority, Curtiss-Wright Flight Systems, AMT, 2.4% *, 11/1/2023, Bank of America NA (a)	4,150,000	4,150,000
North Carolina, BB&T Municipal Trust, Various States:
Series 1008, 144A, 2.32% *, 3/1/2024, Branch Banking & Trust (a)	6,395,000	6,395,000
Series 1009, 144A, 2.32% *, 3/1/2024, Branch Banking & Trust (a)	6,865,000	6,865,000
Series 1011, 144A, 2.32% *, 4/1/2024, Branch Banking & Trust (a)	8,750,000	8,750,000
Series 1024, 144A, 2.32% *, 5/31/2024, Branch Banking & Trust (a)	5,500,000	5,500,000
Series 1025, 144A, 2.32% *, 6/1/2024, Branch Banking & Trust (a)	11,800,000	11,800,000
Series 1027, 144A, 2.32% *, 3/1/2016, Branch Banking & Trust (a)	11,085,000	11,085,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project:
2.26% *, 12/1/2028, Branch Banking & Trust (a)	3,755,000	3,755,000
2.26% *, 5/1/2030, Branch Banking & Trust (a)	4,500,000	4,500,000
North Carolina, Capital Facilities Finance Agency, Educational Revenue, Forsyth Country Day School, 2.26% *, 12/1/2031, Branch Banking & Trust (a)	11,960,000	11,960,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 2.26% *, 8/1/2030, Branch Banking & Trust (a)	7,400,000	7,400,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, Lutheran Retirement Project, 2.6% *, 1/1/2037, SunTrust Bank (a)	9,725,000	9,725,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage Southminster, Series C, 2.18% *, 10/1/2014, Sovereign Bank FSB (a)	10,000,000	10,000,000
North Carolina, Medical Care Commission, Hospital Revenue, Southeastern Regional Medical Center, 2.26% *, 6/1/2037, Branch Banking & Trust (a)	2,500,000	2,500,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, United Methodist Church, Series B, 2.26% *, 10/1/2035, Branch Banking & Trust (a)	5,000,000	5,000,000
North Carolina, Piedmont Triad Airport Authority Revenue:
Series A, 2.2% *, 7/1/2032, Branch Banking & Trust (a)	5,000,000	5,000,000
Series B, AMT, 2.4% *, 7/1/2029, Branch Banking & Trust (a)	3,965,000	3,965,000
Raleigh Durham, NC, Airport Authority Revenue, Series C, AMT, 2.35% *, 5/1/2036, SunTrust Bank (a)	10,000,000	10,000,000
University of North Carolina Revenues:
Series R-11292, 144A, 2.24% *, 12/1/2036	3,085,000	3,085,000
Series 2661, 144A, 2.29% *, 12/1/2015	2,500,000	2,500,000

		133,935,000
Ohio 3.1%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 2.28% *, 12/1/2032, KBC Bank NV (a)	5,130,000	5,130,000
Butler County, OH, Healthcare Facilities Revenue, LifeSphere Project, 2.27% *, 5/1/2030, US Bank NA (a)	5,575,000	5,575,000
Columbus, OH, General Obligation, Series R-11293, 144A, 2.24% *, 9/1/2020	6,000,000	6,000,000
Ohio, Austin Trust, Various States, Housing Finance Authority, Series 2008-3308, 144A, AMT, 2.42% *, 3/1/2033	19,330,000	19,330,000
Ohio, Clipper Tax-Exempt Certificate Trust, Series 2006-8, 144A, AMT, 2.36% *, 11/1/2008	6,981,000	6,981,000
Ohio, Housing Finance Agency, Mortgage Revenue, Residential-Mortgage Backed, Series D, AMT, 2.33% *, 9/1/2036	45,000,000	45,000,000
Ohio, State Higher Educational Facility Commission Revenue, University Hospitals Health System:
Series A, 2.15% *, 1/15/2035, Allied Irish Bank PLC (a)	10,000,000	10,000,000
Series B, 2.12% *, 1/15/2035, RBS Citizens NA (a)	8,600,000	8,600,000
Series E, 2.15% *, 1/15/2035, RBS Citizens NA (a)	5,000,000	5,000,000
Series C, 2.2% *, 1/15/2035, Wells Fargo Bank NA (a)	10,000,000	10,000,000
Williams County, OH, Hospital Facilities Revenue, Community Hospitals & Wellness Center, 2.39% *, 1/1/2041, Fifth Third Bank (a)	10,000,000	10,000,000

		131,616,000
Oklahoma 0.7%
Oklahoma, Development Finance Authority, Continuing Care Retirement, Inverness Village Project, Series A, 2.21% *, 1/1/2042, KBC Bank NV (a)	16,000,000	16,000,000

Oklahoma, State Turnpike Authority Revenue, Series D, 2.11% *, 1/1/2028	14,900,000	14,900,000

		30,900,000
Oregon 2.6%
Oregon, Austin Trust, Various States, Series 2007-313, 144A, 2.28% *, 12/1/2039	8,805,000	8,805,000
Oregon, Munitops II Trust:
Series 2007-38, 144A, 2.36% *, 6/15/2015 (b)	8,471,000	8,471,000
Series 2007-64, 144A, 2.26% *, 6/15/2015 (b)	10,980,000	10,980,000
Oregon, State Facilities Authority Revenue, Peace Health System, Series D, 2.0% *, 5/1/2047, Wells Fargo Bank NA (a)	6,500,000	6,500,000
Oregon, State General Obligation, Tax Anticipation Notes, Series A, 3.0%, 6/30/2009	35,000,000	35,407,925
Oregon, State General Obligation, Veterans Welfare, Series 89B, AMT, 2.2% *, 12/1/2038	7,500,000	7,500,000
Port of Portland, OR, Portland International Airport Revenue:
Series 18A, AMT, 2.35% *, 7/1/2026, Lloyds TSB Bank PLC (a)	9,900,000	9,900,000
Series 18B, AMT, 2.4% *, 7/1/2026, Lloyds TSB Bank PLC (a)	11,000,000	11,000,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project:
2.29% *, 5/1/2034, Bank of America NA (a)	8,985,000	8,985,000
2.29% *, 5/1/2037, Bank of America NA (a)	5,665,000	5,665,000

		113,213,925
Pennsylvania 3.2%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 2.26% *, 6/1/2032, PNC Bank NA (a)	7,785,000	7,785,000
Alleghany County, PA, Gateway School District, Series 2315, 144A, 2.59% *, 7/15/2015 (b)	2,840,000	2,840,000
Beaver County, PA, Industrial Development Authority, Pollution Control Revenue, FirstEnergy, Series B, 2.13% *, 12/1/2041, Royal Bank of Scotland (a)	5,000,000	5,000,000
Chester County, PA, Industrial Development Authority, University Student Housing Revenue LLC, Series A, 2.24% *, 2/1/2043, Citizens Bank of PA (a)	8,000,000	8,000,000
Delaware County, PA, Authority Revenue, Riddle Village Project, 2.17% *, 6/1/2037, Sovereign Bank FSB (a)	9,800,000	9,800,000
Delaware River Port Authority, Pennsylvania & New Jersey Revenue, Series B, 2.22% *, 1/1/2026, TD Banknorth NA (a)	11,000,000	11,000,000
Erie County, PA, Hospital Authority, Health Facilities Revenue, St. Mary's Home of Erie Project, Series A, 2.2% *, 7/1/2038, Bank of America NA (a)	15,000,000	15,000,000
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese, 2.39% *, 6/1/2033, Allied Irish Bank PLC (a)	2,100,000	2,100,000
Monroe County, PA, Hospital Authority Revenue, Stars-Pocono Medical Center, Series B, 2.15% *, 1/1/2032, PNC Bank NA (a)	7,250,000	7,250,000
Northampton County, PA, Higher Educational Authority Revenue, Lafayette College, Series A, 2.4% *, 11/1/2028	17,900,000	17,900,000
Pennsylvania, BB&T Municipal Trust, Various States, Series 1, 2.24% *, 9/15/2015	5,000,000	5,000,000
Pennsylvania, Macon Trust, Various States, Series 2007-321, 2.36% *, 12/1/2025 (b)	18,000,000	18,000,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Drexel University, Series B, 2.24% *, 5/1/2033, Allied Irish Bank PLC (a)	7,495,000	7,495,000
Pennsylvania, State Turnpike Commission Revenue, Series B, 2.39% *, 12/1/2012	18,550,000	18,550,000

		135,720,000
Puerto Rico 0.1%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 2.29% *, 12/1/2030	3,000,000	3,000,000
South Carolina 0.6%
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 2.36% *, 9/1/2011	3,300,000	3,300,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc. Project, 2.26% *, 9/1/2028, Branch Banking & Trust (a)	6,400,000	6,400,000
South Carolina, Macon Trust, Various States, Series 2007-303, 144A, 2.28% *, 2/1/2012, Bank of America NA (a)	9,080,000	9,080,000

South Carolina, Transportation Infrastructure Bank Revenue, Series 316, 144A, 2.34% *, 10/1/2021 (b)	5,190,000	5,190,000

		23,970,000
South Dakota 2.1%
South Dakota, Conservancy District Revenue, State Revolving Fund Program, 2.35% *, 8/1/2029	40,000,000	40,000,000
South Dakota, Economic Development Finance Authority, Industrial Development Revenue, Wilson Trailer Project, 144A, AMT, 2.44% *, 2/1/2028, First American Bank (a)	10,000,000	10,000,000
South Dakota, Housing Development Authority Revenue:
Series R-13080, 144A, 2.24% *, 5/1/2018	21,065,000	21,065,000
Series R-13081, 144A, AMT, 2.32% *, 5/1/2037	11,900,000	11,900,000
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health, Series A-2, 2.15% *, 7/1/2038, US Bank NA (a)	9,000,000	9,000,000

		91,965,000
Tennessee 1.3%
Blount County, TN, Public Building Authority, Local Government Public Improvement:
Series E-3-E, 2.2% *, 6/1/2017, KBC Bank NV (a)	5,365,000	5,365,000
Series E-3-C, 2.2% *, 6/1/2025, KBC Bank NV (a)	14,835,000	14,835,000
Series C-1-A, 2.35% *, 6/1/2029	7,275,000	7,275,000
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health, Series C, 2.5% *, 5/1/2039	9,150,000	9,150,000
Clarksville, TN, Public Building Authority Revenue, Murfreesboro Lane, 2.2% *, 7/1/2024, SunTrust Bank (a)	6,235,000	6,235,000
Montgomery County, TN, Public Building Authority Financing Revenue, Tennessee County Loan Pool, 2.2% *, 7/1/2034, Bank of America NA (a)	1,500,000	1,500,000
Nashville, TN, Metropolitan Nashville Airport Authority Revenue, Series A, 2.2% *, 7/1/2019, Societe Generale (a)	5,900,000	5,900,000
Shelby County, TN, Health, Educational & Housing Facilities Board Revenue, Trezevant Manor Project, Series A, 2.24% *, 9/1/2039, LaSalle Bank NA (a)	7,225,000	7,225,000

		57,485,000
Texas 13.9%
ABN AMRO, Munitops Certificates Trust:
Series 2002-15, 144A, 2.25% *, 8/1/2010	15,925,000	15,925,000
Series 2004-38, 144A, 2.25% *, 2/15/2011	9,205,000	9,205,000
Series 2006-23, 144A, 2.25% *, 6/15/2014	14,825,000	14,825,000
Series 2006-59, 144A, 2.25% *, 8/1/2013	10,000,000	10,000,000
Series 2007-01, 144A, 2.25% *, 2/15/2027	15,650,000	15,650,000
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 2.4% *, 6/30/2020	9,000,000	9,000,000
Austin, TX, Water & Wastewater System Revenue:
2.05% *, 5/15/2031, Dexia Bank (a)	15,500,000	15,500,000
Series R-11455, 2.75% *, 11/15/2033 (b)	5,635,000	5,635,000
Galveston County, TX, Series R-11275WF, 2.27% *, 2/1/2028 (b)	4,000,000	4,000,000
Harris County, TX, Flood Control District, Series B, 2.24% *, 10/1/2024	14,200,000	14,200,000
Harris County, TX, General Obligation, 1.6%, 8/7/2008	9,390,000	9,390,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, Series B, 2.15% *, 11/15/2047, Northern Trust Co. (a)	5,000,000	5,000,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series A, 2.58% *, 6/1/2027 (b)	20,000,000	20,000,000
Harris County, TX, Series 1111, 144A, 2.64% *, 8/15/2009 (b)	3,845,000	3,845,000
Houston, TX, Housing Finance Corp., Series 2110, 144A, AMT, 2.39% *, 12/1/2040	7,395,000	7,395,000
Houston, TX, Utility System Revenue:
Series B-2, 2.05% *, 5/15/2034, Bank of America NA, Bank of New York, Dexia Credit Local, State Street Bank & Trust Co. (a)	12,000,000	12,000,000
Series B-3, 2.05% *, 5/15/2034, Bank of America NA, Bank of New York, Dexia Credit Local, State Street Bank & Trust Co. (a)	54,000,000	54,000,000
Series 2227, 144A, 2.79% *, 5/15/2015 (b)	16,540,000	16,540,000
Houston, TX, Water & Sewer System Revenue, Series 2008-055, 144A, 2.26% *, 12/1/2032 (b)	16,365,000	16,365,000

Kendall County, TX, Health Facilities Development Corp. Revenue, Morningside Ministries, Series A, 2.17% *, 1/1/2041, Allied Irish Bank PLC (a)	6,100,000	6,100,000
Lubbock, TX, Independent School District, School Building, 2.24% *, 2/1/2030	8,550,000	8,550,000
North Texas, Higher Education Authority Inc., Student Loan Revenue, Series A, AMT, 2.5% *, 12/1/2038, Lloyds TSB Bank PLC (a)	2,600,000	2,600,000
North Texas, Tollway Authority, 1.68%, 12/4/2008	6,000,000	6,000,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, 144A, AMT, 2.32% *, 4/1/2021	19,910,000	19,910,000
Texas, Austin Trust, Various States, Series 2008-1150, 144A, 2.26% *, 8/1/2029	17,970,000	17,970,000
Texas, Macon Trust, Various States, Series 2007-307, AMT, 2.41% *, 4/1/2009	23,995,000	23,995,000
Texas, North East Independent School District, "A", 144A, 2.23% *, 8/1/2037	8,935,000	8,935,000
Texas, RBC Municipal Products, Inc. Trust, Various States, Series L-46, 144A, AMT, 2.49% *, 12/1/2034, Royal Bank of Canada (a)	52,995,000	52,995,000
Texas, State Department of Housing & Community Affairs, Multi-Family Housing Revenue, Series 2108, 144A, AMT, 2.39% *, 6/20/2047	5,060,000	5,060,000
Texas, State General Obligation, Series 2337, 144A, 2.29% *, 4/1/2015	1,750,000	1,750,000
Texas, State General Obligation, Veteran Housing Assistance Fund II, Series A, AMT, 2.25% *, 12/1/2038	16,000,000	16,000,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/28/2008	96,000,000	96,054,656
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 2.18% *, 7/1/2037, Bank of Scotland (a)	13,800,000	13,800,000
Trinity, TX, Upper Regional Water District, 1.7%, 8/21/2008	15,550,000	15,550,000
Tyler, TX, Independent School District, School Building, Series A, 2.24% *, 2/15/2025	12,300,000	12,300,000
University of Texas, Permanent Funding, 1.6%, 11/13/2008	13,000,000	13,000,000
University of Texas Revenue, Series F, 1.55%, 8/1/2008	18,000,000	18,000,000

		597,044,656
Utah 2.7%
Utah, Austin Trust, Various States, Transportation Authority, Series 2008-3045X, 144A, 2.26% *, 6/15/2036 (b)	6,665,000	6,665,000
Utah, Water Finance Agency Revenue, Series B-3, 2.25% *, 7/1/2036, JPMorgan Chase Bank (a)	75,400,000	75,400,000
Utah, Water Finance Agency Revenue, Tender Option, Series B, 2.25% *, 10/1/2037	32,665,000	32,665,000

		114,730,000
Vermont 0.3%
Vermont, Educational & Health Buildings, Finance Agency Revenue, Norwich University Project, 2.05% *, 9/1/2038, Citizens Bank (a)	11,500,000	11,500,000
Virginia 2.1%
Loudoun County, VA, Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series D, 2.05% *, 2/15/2038	10,000,000	10,000,000
Lynchburg, VA, Industrial Development Authority Revenue, Central Health Hospital:
Series A, 2.2% *, 1/1/2028, SunTrust Bank (a) (b)	7,000,000	7,000,000
Series B, 2.21% *, 1/1/2035, Branch Banking & Trust (a)	4,550,000	4,550,000
Series C, 2.21% *, 1/1/2035, Branch Banking & Trust (a)	9,050,000	9,050,000
Norfolk, VA, State General Obligations, AMT, 2.33% *, 8/1/2037	11,820,000	11,820,000
Virginia, Chesapeake Bay Bridge & Tunnel District Revenue, Series A, 2.21% *, 5/28/2021, Branch Banking & Trust (a)	8,250,000	8,250,000
Virginia, Pocahontas Parkway Association, Toll Road Revenue, Prerefunded:
Series B, Zero Coupon, 8/15/2012	2,100,000	1,722,092
Series B, Zero Coupon, 8/15/2014	5,100,000	3,730,326
Virginia, RBC Municipal Products, Inc. Trust, Various States:
Series C-2, 144A, AMT, 2.39% *, 1/1/2014, Royal Bank of Canada (a)	9,620,000	9,620,000
Series C-8, 144A, AMT, 2.39% *, 9/1/2039, Royal Bank of Canada (a)	25,665,000	25,665,000

		91,407,418

Washington 1.1%
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 2.07% *, 9/1/2035, US Bank NA (a)	1,655,000	1,655,000
King County, WA, Public Hospital District No. 002, Series R-6036, 144A, 2.5% *, 12/1/2023 (b)	1,255,000	1,255,000
Washington, RBC Municipal Products, Inc. Trust, Various States, Series C-7, 144A, AMT, 2.39% *, 12/1/2009, Royal Bank of Canada (a)	10,000,000	10,000,000
Washington, Solar Eclipse Funding Trust, Series 2007-0094, 144A, 2.29% *, 10/1/2036, US Bank NA (a) (b)	4,205,000	4,205,000
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 2.4% *, 7/1/2030, JPMorgan Chase Bank (a)	3,200,000	3,200,000
Washington, State General Obligation:
Series 2599, 144A, 2.29% *, 1/1/2016	4,505,000	4,505,000
Series R-11477, 2.4% *, 7/1/2025 (b)	5,445,000	5,445,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 2.21% *, 5/1/2028, US Bank NA (a)	9,595,000	9,595,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Lake City Senior Apartments Project, Series A, AMT, 2.41% *, 7/1/2039	3,800,000	3,800,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage Silverdale, Series A, AMT, 2.28% *, 9/15/2039	4,000,000	4,000,000
Washington, State Housing Finance Commission, Nonprofit Revenue, YMCA Tacoma-Pierce County Project, 2.18% *, 12/1/2032, US Bank NA (a)	785,000	785,000

		48,445,000
West Virginia 0.4%
West Virginia, State Hospital Finance Authority Revenue, Charleston Area Medical Center, Series A, 2.15% *, 9/1/2037, Branch Banking & Trust (a)	18,605,000	18,605,000
Wisconsin 0.6%
Milwaukee, WI, General Obligation, Series V8, 2.2% *, 2/1/2025	2,900,000	2,900,000
Plymouth, WI, Industrial Development Revenue, Masters Gallery Foods, Series A, AMT, 2.34% *, 5/1/2038, Wells Fargo Bank NA (a)	5,300,000	5,300,000
Whitewater, WI, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 2.4% *, 12/1/2009, Bank of America NA (a)	3,000,000	3,000,000
Wisconsin, Clipper Tax-Exempt Certificates Trust, Series 2007-5, 144A, 2.39% *, 9/1/2017	6,755,000	6,755,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Amery Regional Medical Center, Inc., Series A, 2.37% *, 5/1/2036, Fifth Third Bank (a)	8,630,000	8,630,000

		26,585,000
Multi-State 0.5%
ABN AMRO, Munitops Certificates Trust, Series 2004-7, 144A, 2.25% *, 8/1/2012	19,995,000	19,995,000

Total Municipal Investments (Cost $4,149,386,675)		4,149,386,675
Government & Agency Obligations 2.4%
Federal Home Loan Bank:
2.06% **, 8/8/2008	25,000,000	24,989,986
2.11% **, 8/7/2008	80,000,000	79,971,867

Total Government & Agency Obligations (Cost $104,961,853)		104,961,853
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,254,348,528) †	98.9	4,254,348,528
Other Assets and Liabilities, Net	1.1	45,798,830

Net Assets	100.0	4,300,147,358

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2008.

**		Annualized yield at time of purchase; not a coupon rate.

†	The cost for federal income tax purposes was $4,254,348,528.
(a)	Security incorporates a letter of credit from a major bank.

(b)	Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	1.0
Financial Security Assurance, Inc.	8.8
MBIA Corporation	1.4

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and; accordingly, the inputs used to determine fair value are not quoted prices in an active market:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ -
Level 2 - Other Significant	4,254,348,528
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 4,254,348,528

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. Securities in the Fund are included in Level 2 since the securities are valued utilizing the amortized cost method permitted in accordance with Rule 2A-7 under the 1940 Act. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008